Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Nov. 14, 2023	Dec. 31, 2022
Operating activities:
Net income (loss)			$ 1,908,871	$ 4,970,863	$ 18,296,002
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense			417,381	1,497,749	1,613,402
Accretion of asset retirement obligations			341,066	843,865	1,575,296
Equity-based compensation					6,394
Deferred income tax benefit
Amortization of operating lease right-of-use assets			(626)	(403)	(329)
Amortization of debt issuance costs			111	3,890	3,676
Change in fair value of unsettled derivatives			(584,024)	(1,215,693)	(2,185,000)
Change in fair value of warrant liability
Change in fair value of forward purchase agreement
Change in other property, plant, and equipment, net			83,004	83,004
(Gain) loss on sale of assets				816,011
Changes in operating assets and liabilities:
Accounts payable			408,020
Changes in operating assets and liabilities:
Accounts receivable			278,473	(921,945)	(243,940)
Prepaid expenses and other assets			120,694	26,833	(132,809)
Related party note receivable interest income			(85,429)	(313,401)
Accrued liabilities and other			53,120	1,480,138	148,143
Accrued liabilities				753,595	1,707,701
Royalties payable			266,261	157,991	10,248
Royalties payable – related party				8,066	(2,147,652)
Net cash provided by operating activities			3,207,922	8,190,563	18,651,132
Investing activities:
Development of crude oil and gas properties			(3,106,261)	(6,769,557)	(16,891,856)
Acquisition of business, net of cash acquired
Trust Account withdrawals
Issuance of related party note receivable			(190,997)	(190,998)	(3,809,003)
Net cash used in investing activities			(3,297,258)	(6,960,555)	(20,700,859)
Financing activities:
Proceeds from issuance of long-term debt					8,000,000
Payment of debt issuance costs					(3,000,000)
Repayments of long-term debt				(3,000,000)
Member distributions					(2,000,000)
Repayment of related party notes payable
Redemptions of common stock
Net cash used in financing activities				(3,000,000)	3,000,000
Net change in cash and cash equivalents			(89,336)	(1,769,992)	950,273
Cash and cash equivalents at beginning of period	$ 246,323		2,016,315	2,016,315	1,066,042
Cash and cash equivalents at end of period			1,926,979	246,323	2,016,315
Cash paid during the period for:
Interest on debt			409,641	2,002,067	847,968
Income taxes
Amounts included in the measurement of operating lease liabilities			21,178	56,625	151,655
Supplemental disclosure of non-cash investing and financing activities:
Operating lease assets obtained in exchange for operating lease obligations					46,528
Impact to right-of-use assets and lease liabilities due to lease modification					50,921
Accrued purchases of property and equipment at period end			$ 909,374	256,237	$ 663,954
Successor
Operating activities:
Net income (loss)	(9,001,202)	$ (5,286,852)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense	352,127	476,074
Accretion of asset retirement obligations	11,062	33,005
Equity-based compensation	3,445,965	699,248
Deferred income tax benefit	(2,365,632)	(1,431,936)
Amortization of operating lease right-of-use assets
Amortization of debt issuance costs	1,191,553	813,181
Change in fair value of unsettled derivatives	(443,349)	1,860,093
Change in fair value of warrant liability	(187,704)	624,055
Change in fair value of forward purchase agreement	(3,268,581)	349,189
Change in other property, plant, and equipment, net
(Gain) loss on sale of assets
Changes in operating assets and liabilities:
Accounts payable		(581,535)
Changes in operating assets and liabilities:
Accounts receivable	1,793,055	(23,985)
Prepaid expenses and other assets	(258,431)	59,758
Related party note receivable interest income
Accrued liabilities and other	7,953,598	3,161,477
Accrued liabilities	1,251,677
Royalties payable	(313,381)	560,392
Royalties payable – related party	323,717	214,394
Net cash provided by operating activities	484,474	1,526,558
Investing activities:
Development of crude oil and gas properties	(238,499)	(977,716)
Purchases of other equipment		(20,000)
Acquisition of business, net of cash acquired	(30,827,804)
Trust Account withdrawals	49,362,479
Issuance of related party note receivable
Net cash used in investing activities	18,296,176	(997,716)
Financing activities:
Proceeds from issuance of long-term debt	28,000,000
Payment of debt issuance costs	(808,992)
Repayments of long-term debt	(319,297)	(887,174)
Proceeds from related party notes payable		250,000
Member distributions
Repayment of related party notes payable		(33,750)
Redemptions of common stock	(44,737,839)
Net cash used in financing activities	(17,866,128)	(670,924)
Net change in cash and cash equivalents	914,522	(142,082)
Cash and cash equivalents at beginning of period	2,590,932	3,505,454
Cash and cash equivalents at end of period	3,505,454	3,363,372		$ 2,590,932
Cash paid during the period for:
Interest on debt	370,625	1,387,458
Income taxes	154,000
Amounts included in the measurement of operating lease liabilities
Supplemental disclosure of non-cash investing and financing activities:
Operating lease assets obtained in exchange for operating lease obligations
Impact to right-of-use assets and lease liabilities due to lease modification
Debt discount related to warrants issued with Private Notes Payable		223,908
Accrued purchases of property and equipment at period end	$ 141,481	$ 65,203